Williams Capital Liquid Assets Fund | Williams Capital Liquid Assets Fund
Williams Capital Liquid Assets Fund
Investment Objective
Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Liquid Assets Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Liquid Assets Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Liquid Assets Fund Institutional Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.38%
Total Annual Fund Operating Expenses		0.50%
Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Institutional Shares will expire on March 1, 2014. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Williams Capital Liquid Assets Fund Institutional Shares	20	130

Principal Investment Strategies of the Fund
The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Principal Risks of Investing in the Fund
The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Performance Information
As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.